General and Administrative Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
General and Administrative Expenses
Employee costs	$ 16,079	$ 24,051	$ 24,863
Share-based compensation	3,032	5,486	5,107
Amortization of long-term employee benefits	684
Other expenses	23,518	17,712	17,415
Total	$ 43,313	$ 47,249	$ 47,385